RELATED PARTY TRANSACTIONS, Administrative Support Agreement and Related Party Loans (FY) (Details) - USD ($)		3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 23, 2020	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Fees incurred			$ 30,000	$ 30,000	$ 10,000	$ 60,000	$ 60,000	$ 120,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 2,000,000						$ 2,000,000
Share price (in dollars per share)		$ 1.00				$ 1.00		$ 1.00
Related parties, outstanding amount					$ 0			$ 0